Measurement of financial assets and liabilities - Assets and liabilities at amortized cost and their fair value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Financial assets at amortised cost	$ 13,603	$ 12,933
Total net financial assets (liabilities) at amortised cost	(4,584)	(5,208)
Loans
Financial instruments
Financial assets at amortised cost	153	148
Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(3,925)	(3,933)
Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(540)	(707)
Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(272)	(716)
Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Total net financial assets (liabilities) at amortised cost	(4,343)	(4,903)
Assets and liabilities at amortised cost for which fair value is disclosed | Loans
Financial instruments
Financial assets at amortised cost	163	179
Assets and liabilities at amortised cost for which fair value is disclosed | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(3,694)	(3,659)
Assets and liabilities at amortised cost for which fair value is disclosed | Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(540)	(707)
Assets and liabilities at amortised cost for which fair value is disclosed | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	$ (272)	$ (716)